Organization (Details)	1 Months Ended		12 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021	Oct. 31, 2021	Jun. 04, 2021	Aug. 24, 2020	Nov. 29, 2017	Nov. 14, 2017	Sep. 09, 2016	Feb. 21, 2016
Organization (Details) [Line Items]
Equity interest			100.00%
TDH Holdings, Inc [Member]
Organization (Details) [Line Items]
Equity interest				0.01%		99.99%				99.00%
TDH Petfood LLC [Member]
Organization (Details) [Line Items]
Equity interest			1.00%
Consideration of business acquisition			$ 100
TDH HK [Member]
Organization (Details) [Line Items]
Equity interest											100.00%
Tiandihui [Member]
Organization (Details) [Line Items]
Equity interest	100.00%	100.00%
Consideration of business acquisition	$ 87,849	¥ 610,000
Yichong (Qingdao) Technology Co., Ltd. [Member]
Organization (Details) [Line Items]
Equity interest									55.00%
Qingdao Lingchong Information Technology Co., Ltd. [Member]
Organization (Details) [Line Items]
Equity interest								55.00%
TDH Foods Limited [Member]
Organization (Details) [Line Items]
Equity interest							100.00%
Far Ling’s Inc. [Member]
Organization (Details) [Line Items]
Equity interest					51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Organization (Details) [Line Items]
Equity interest				100.00%